UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act File No. 811-08459
      ---------------------------------------------------------------------

                  Credit Suisse International Focus Fund, Inc.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                  Credit Suisse International Focus Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2005
(unaudited)

            o  CREDIT SUISSE
               INTERNATIONAL FOCUS FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    May 25, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common1                                                              7.88%
Advisor1                                                             7.71%
Class A1,2                                                           7.72%
Class B1,2                                                           7.37%
Class C1,2                                                           7.40%
MSCI EAFE Index3                                                     8.95%

   Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

   Foreign stock markets began the period on a solid note, aided by a mostly supportive inflation and interest-rate backdrop and generally good earnings reports. The rally stalled in early March, however, amid worries that rising US interest rates and persistently high oil prices would erode global economic growth. Emerging markets, which were particularly hard hit by rate worries, nonetheless ended the period with a gain exceeding that of the developed market group. Within most markets, gains generated locally were even better for dollar-based investors, as the euro, yen, UK pound and various emerging market currencies rose against the dollar for the six months as a whole.

   From a sector standpoint, health care, consumer staples and utilities stocks outperformed as investors favored relatively defensive sectors. Energy was another good performer amid high oil prices. Technology was the only MSCI EAFE Index sector to post a loss for the period.

STRATEGIC REVIEW: OUTPERFORMANCE IN ASIA, LATIN AMERICA COUNTERED BY EUROPE

   The Fund participated in the rally in foreign stock markets, but it trailed its benchmark. Good performances from the Fund's Asian holdings and its emerging markets stocks in general were countered by underperformance in Europe. This partially reflected underperformance in the UK, which accounts for about 25% of the European weighting in the Fund's benchmark.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   From a sector standpoint, the Fund's consumer staples and financial services holdings underperformed. In the latter area, laggards included Mega Financial (a Taiwanese stock that we decided to eliminate from the portfolio) and Royal Bank of Scotland (1.4% of the Fund's portfolio as of April 30, 2005), whose longer-term prospects we nonetheless continue to view favorably. On the positive side, the Fund's telecommunications stocks outperformed, where standouts included Hellenic Telecom (1.6% of the Fund's portfolio as of April 30, 2005), a leading provider of fixed-line and wireless telephony services in Greece. The Fund's industrials holdings also were positive contributors, led by Samsung Heavy (0.8% of the Fund's portfolio as of April 30, 2005), a South Korean ship builder we purchased late in 2004 in the belief that the stock might benefit from a pullback in steel prices.

   In terms of noteworthy portfolio adjustments in the period, we scaled back our exposure to emerging markets based on overall valuations, in the wake of continued strong performance by the asset class (though we purchased a Brazilian telecom stock after it sold off sharply in a market downturn). We narrowed our overweighting in the industrials sector, broadly defined, as certain holdings became fully valued in our judgment. We remained underweight in the materials sector, reflecting our belief that there is and will continue to be considerable excess capacity in areas such as chemicals and steel.

   We were underweighted in the health care sector, where our focus remained on European pharmaceutical stocks. We narrowed this underweighting, however, as we believe a fair degree of negative sentiment, regarding issues such as patent concerns, has been priced into drug stocks. We also see an improving earnings backdrop for certain companies. We were overweighted in energy through the period. While we think that there might be an intermediate-term decline in oil prices based in part on seasonal factors, we believe that spare capacity and political forces could support a higher-than-expected level for oil prices over the longer term, and we will attempt to take advantage of pullbacks to selectively increase our oil exposure.

The Credit Suisse International Equity Team

Nancy Nierman
Anne S. Budlong
Emily Alejos
Harry M. Jaffe

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks and differences in accounting methods. The Fund's 15 largest holdings may account for 40% or more of the Fund's assets. As a result of this strategy, the Fund may be subject to greater volatility than a Fund that invests in a larger number of issuers.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 20051

                                                                 SINCE     INCEPTION
                                        1 YEAR      5 YEARS    INCEPTION     DATE
Common Class                            11.70%      (3.58)%      6.30%      3/31/97
Advisor Class                           11.13%       --          7.28%     12/24/01
Class A Without Sales Charge            11.51%       --          7.22%     11/30/01
Class A With Maximum Sales Charge        5.08%       --          5.32%     11/30/01
Class B Without CDSC                    10.59%       --          6.41%     11/30/01
Class B With Maximum CDSC                6.59%       --          6.15%     11/30/01
Class C Without CDSC                    10.73%       --          6.30%     11/30/01
Class C With Maximum CDSC                9.73%       --          6.30%     11/30/01

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 20051
                                                                 SINCE     INCEPTION
                                        1 YEAR      5 YEARS    INCEPTION     DATE
Common Class                            13.60%      (2.71)%      6.02%      3/31/97
Advisor Class                           13.13%       --          6.57%     12/24/01
Class A Without Sales Charge            13.31%       --          6.50%     11/30/01
Class A With Maximum Sales Charge        6.76%       --          4.66%     11/30/01
Class B Without CDSC                    12.49%       --          5.70%     11/30/01
Class B With Maximum CDSC                8.49%       --          5.45%     11/30/01
Class C Without CDSC                    12.54%       --          5.60%     11/30/01
Class C With Maximum CDSC               11.54%       --          5.60%     11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

-----------------------

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 1.52%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 3.37%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 6.40%.

3  The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far
   East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

                                     COMMON     ADVISOR
ACTUAL FUND RETURN                    CLASS      CLASS     CLASS A    CLASS B     CLASS C
                                     -------    -------    -------    -------     -------
Beginning Account Value 11/1/04     $1,000.00  $1,000.00   $1,000.00  $1,000.00  $1,000.00
Ending Account Value 4/30/05        $1,078.80  $1,077.10   $1,077.20  $1,073.70  $1,074.00
Expenses Paid per $1,000*              $ 8.20    $ 10.76      $ 9.48    $ 13.32    $ 13.32

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 11/1/04     $1,000.00  $1,000.00   $1,000.00  $1,000.00  $1,000.00
Ending Account Value 4/30/05        $1,016.91  $1,014.43   $1,015.67  $1,011.95  $1,011.95
Expenses Paid per $1,000*              $ 7.95    $ 10.44      $ 9.20    $ 12.92    $ 12.92

                                    COMMON    ADVISOR
                                     CLASS     CLASS    CLASS A   CLASS B    CLASS C
                                    -------   -------   -------   -------    -------
ANNUALIZED EXPENSE RATIOS*           1.59%     2.09%     1.84%     2.59%      2.59%

------------------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Bar Chart:
SECTOR BREAKDOWN*

Financials                      26.6%
Industrials                     16.2%
Consumer Discretionary          11.4%
Energy                           9.7%
Telecommunication Services       8.9%
Consumer Staples                 7.1%
Health Care                      5.8%
Information Technology           4.8%
Materials                        4.7%
Utilities                        3.4%
Short-Term Investments           1.4%


------------------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                             NUMBER OF
                                                               SHARES        VALUE
                                                             ----------      -----
COMMON STOCKS (97.4%)
BELGIUM (1.3%)
Beverages (1.3%)
   InBev NVss.                                                   98,830   $3,164,365
                                                                          ----------
TOTAL BELGIUM                                                              3,164,365
                                                                          ----------

BRAZIL (1.0%)
Diversified Telecommunication Services (1.0%)
   Tele Norte Leste Participacoes SA                            120,500    2,389,800
                                                                          ----------
TOTAL BRAZIL                                                               2,389,800
                                                                          ----------
CHINA (1.0%)
Airlines (1.0%)
   Air China, Ltd. Series H*                                  6,772,000    2,410,567
                                                                          ----------
TOTAL CHINA                                                                2,410,567
                                                                          ----------
FRANCE (11.7%)
Banks (2.1%)
   Societe Generaless.                                           51,800    5,180,658
                                                                          ----------
Diversified Telecommunication Services (2.4%)
   France Telecom SAss.                                         193,589    5,709,614
                                                                          ----------
Insurance (2.1%)
   Axass.                                                       201,465    5,048,101
                                                                          ----------
Media (2.2%)
   Lagardere S.C.A.ss.                                           71,578    5,193,035
                                                                          ----------
Oil & Gas (0.7%)
   Total SAss.                                                    8,084    1,803,433
                                                                          ----------
Textiles & Apparel (2.2%)
   LVMH Moet Hennessy Louis Vuitton SAss.                        73,200    5,190,598
                                                                          ----------
TOTAL FRANCE                                                              28,125,439
                                                                          ----------
GERMANY (4.4%)
Auto Components (1.3%)
   Continental AGss.                                             42,475    3,141,050
                                                                          ----------
Banks (0.9%)
   Bayerische Hypo-und Vereinsbank AG*                           90,165    2,152,098
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

                                        8


CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                             NUMBER OF
                                                               SHARES        VALUE
                                                             ----------      -----
COMMON STOCKS
GERMANY
Electric Utilities (2.2%)
   E.ON AGss.                                                    63,200   $5,373,765
                                                                          ----------
TOTAL GERMANY                                                             10,666,913
                                                                          ----------
GREECE (2.1%)
Diversified Telecommunication Services (2.1%)
   Hellenic Telecommunications Organization SA                  266,010    4,986,265
                                                                          ----------
TOTAL GREECE                                                               4,986,265
                                                                          ----------
HONG KONG (3.1%)
Diversified Telecommunication Services (1.1%)
   China Netcom Group Corp. ADR*ss.                              97,250    2,601,437
                                                                          ----------
Real Estate (2.0%)
   Sun Hung Kai Properties, Ltd.                                516,000    4,941,201
                                                                          ----------
TOTAL HONG KONG                                                            7,542,638
                                                                          ----------
HUNGARY (1.0%)
Banks (1.0%)
   OTP Bank Rt.                                                  77,175    2,379,711
                                                                          ----------
TOTAL HUNGARY                                                              2,379,711
                                                                          ----------
ITALY (6.0%)
Banks (1.9%)
   SanPaolo IMI SpAss.                                          309,495    4,597,585
                                                                          ----------
Electric Utilities (1.2%)
   Enel SpA*                                                    294,265    2,800,365
                                                                          ----------
Oil & Gas (2.9%)
   Eni SpA*ss.                                                  274,990    6,937,054
                                                                          ----------
TOTAL ITALY                                                               14,335,004
                                                                          ----------
JAPAN (19.6%)
Auto Components (1.1%)
   Bridgestone Corp.                                            137,000    2,625,760
                                                                          ----------
Banks (1.9%)
   Bank of Yokohama, Ltd.                                       806,000    4,606,113
                                                                          ----------
Chemicals (3.7%)
   Kuraray Company, Ltd.                                        535,500    4,942,086
   Shin-Etsu Chemical Company, Ltd.                             109,300    4,027,107
                                                                          ----------
                                                                           8,969,193
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

                                        9



CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                             NUMBER OF
                                                               SHARES        VALUE
                                                             ----------      -----
COMMON STOCKS
JAPAN
Diversified Financials (3.5%)
   Nikko Cordial Corp.                                          553,000   $2,577,882
   ORIX Corp.                                                    31,400    4,260,053
   RHJ International*                                            68,970    1,762,930
                                                                          ----------
                                                                           8,600,865
                                                                          ----------
Electronic Equipment & Instruments (1.2%)
   Omron Corp.                                                  127,100    2,775,459
                                                                          ----------
Household Products (1.0%)
   Uni-Charm Corp.                                               55,500    2,478,991
                                                                          ----------
Machinery (2.7%)
   Komatsu, Ltd.                                                513,000    3,609,905
   THK Company, Ltd.ss.                                         150,500    2,816,710
                                                                          ----------
                                                                           6,426,615
                                                                          ----------
Specialty Retail (1.9%)
   Yamada Denki Company, Ltd.ss.                                 95,900    4,580,108
                                                                          ----------
Trading Companies & Distributors (2.6%)
   Mitsubishi Corp.ss.                                          459,000    6,285,501
                                                                          ----------
TOTAL JAPAN                                                               47,348,605
                                                                          ----------
MEXICO (0.7%)
Wireless Telecommunication Services (0.7%)
   America Movil SA de CV ADR, Series L                          31,465    1,562,237
                                                                          ----------
TOTAL MEXICO                                                               1,562,237
                                                                          ----------
NETHERLANDS (6.2%)
Air Freight & Couriers (1.7%)
   TPG NV                                                       153,640    4,184,494
                                                                          ----------
Banks (1.9%)
   ABN AMRO Holding NVss.                                       184,270    4,482,504
                                                                          ----------
Food Products (2.6%)
   Royal Numico NV*                                             148,600    6,167,672
                                                                          ----------
TOTAL NETHERLANDS                                                         14,834,670
                                                                          ----------
SINGAPORE (1.5%)
Banks (1.5%)
   United Overseas Bank, Ltd.                                   420,556    3,680,243
                                                                          ----------
TOTAL SINGAPORE                                                            3,680,243
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

                                       10


CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                             NUMBER OF
                                                               SHARES        VALUE
                                                             ----------      -----
COMMON STOCKS
SOUTH KOREA (1.0%)
Machinery (1.0%)
   Samsung Heavy Industries Company, Ltd.                       327,440   $2,477,353
                                                                          ----------
TOTAL SOUTH KOREA                                                          2,477,353
                                                                          ----------
SPAIN (2.9%)
Oil & Gas (2.9%)
   Repsol YPF SAss.                                             272,938    6,943,761
                                                                          ----------
TOTAL SPAIN                                                                6,943,761
                                                                          ----------
SWEDEN (3.3%)
Communications Equipment (1.1%)
   Telefonaktiebolaget LM Ericssonss.                           836,600    2,481,832
                                                                          ----------
Machinery (2.2%)
   Sandvik ABss.                                                136,180    5,341,784
                                                                          ----------
TOTAL SWEDEN                                                               7,823,616
                                                                          ----------
SWITZERLAND (5.1%)
Banks (2.2%)
   UBS AGss.                                                     66,405    5,331,336
                                                                          ----------
Insurance (1.1%)
   Swiss Re*                                                     38,335    2,555,887
                                                                          ----------
Pharmaceuticals (1.8%)
   Novartis AG                                                   90,987    4,446,459
                                                                          ----------
TOTAL SWITZERLAND                                                         12,333,682
                                                                          ----------
TAIWAN (2.5%)
Semiconductor Equipment & Products (2.5%)
   Taiwan Semiconductor Manufacturing Company, Ltd.           1,799,010    2,991,633
   United Microelectronics Corp. ADR*ss.                        967,000    3,142,750
                                                                          ----------
TOTAL TAIWAN                                                               6,134,383
                                                                          ----------
UNITED KINGDOM (23.0%)
Banks (4.2%)
   HSBC Holdings PLC                                            371,800    5,962,837
   Royal Bank of Scotland Group PLC                             136,425    4,124,087
                                                                          ----------
                                                                          10,086,924
                                                                          ----------
Commercial Services & Supplies (2.5%)
   Capita Group PLC                                             300,600    2,171,161
   Hays PLC                                                   1,557,035    3,896,028
                                                                          ----------
                                                                           6,067,189
                                                                          ----------

                 See Accompanying Notes to Financial Statements.

                                       11


CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                             NUMBER OF
                                                               SHARES        VALUE
                                                             ----------      -----
COMMON STOCKS
UNITED KINGDOM
Industrial Conglomerates (0.8%)
   FKI PLC                                                    1,025,639   $1,836,441
                                                                          ----------
Metals & Mining (0.9%)
   BHP Billiton PLC                                             178,035    2,182,427
                                                                          ----------
Multiline Retail (1.5%)
   Marks & Spencer Group PLC                                    547,080    3,531,611
                                                                          ----------
Oil & Gas (3.1%)
   BP PLC                                                       495,250    5,054,056
   Shell Transportation & Trading Company PLC                   273,865    2,463,176
                                                                          ----------
                                                                           7,517,232
                                                                          ----------
Pharmaceuticals (3.9%)
   AstraZeneca PLC                                              109,825    4,810,636
   GlaxoSmithKline PLC                                          179,130    4,530,383
                                                                          ----------
                                                                           9,341,019
                                                                          ----------
Specialty Retail (1.3%)
   Kingfisher PLC                                               685,979    3,241,410
                                                                          ----------
Tobacco (2.1%)
   Imperial Tobacco Group PLC                                   178,225    5,113,180
                                                                          ----------
Transportation Infrastructure (1.5%)
   BAA PLC                                                      333,010    3,698,645
                                                                          ----------
Wireless Telecommunication Services (1.2%)
   Vodafone Group PLC                                         1,090,200    2,853,387
                                                                          ----------
TOTAL UNITED KINGDOM                                                      55,469,465
                                                                          ----------
TOTAL COMMON STOCKS (Cost $193,685,583)                                  234,608,717
                                                                         -----------
PREFERRED STOCKS (0.5%)
BRAZIL (0.5%)
Diversified Telecommunication Services (0.5%)
   Telemar Norte Leste SA Class A (Cost $1,348,814)              53,000    1,157,270
                                                                          ----------

RIGHTS (0.0%)
BRAZIL (0.0%)
Diversified Telecommunication Services (0.0%)
   Tele Norte Leste Participacoes SA* (Cost $0)                   1,246        1,471
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

                                       12


CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                             NUMBER OF
                                                               SHARES        VALUE
                                                             ----------      -----

SHORT-TERM INVESTMENTS (29.0%)
   State Street Navigator Prime Fundss.ss.                   66,247,778  $66,247,778

                                                                 PAR
                                                                (000)
                                                             ----------
   State Street Bank and Trust Co. Euro Time Deposit,
     1.850%, 5/02/05                                             $3,443    3,443,000
                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $69,690,778)                           69,690,778
                                                                        ------------
TOTAL INVESTMENTS AT VALUE (126.9%) (Cost $264,725,175)                  305,458,236
                                                                        ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-26.9%)                           (64,665,869)
                                                                        ------------
NET ASSETS (100.0%)                                                     $240,792,367
                                                                        ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

--------------------------------------------------------------------------------

  *    Non-income producing security.

 ss.   Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral
     for securities on loan of $66,247,778
     (Cost $264,725,175) (Note 2)                                  $305,458,2361
   Cash                                                                     451
   Foreign currency at value (cost $2,659,314)                        2,685,599
   Dividend and interest receivable                                     790,546
   Receivable for fund shares sold                                       43,590
   Prepaid expenses and other assets                                     74,515
                                                                   ------------
      Total Assets                                                  309,052,937
                                                                   ------------
LIABILITIES
   Advisory fee payable (Note 3)                                        204,368
   Administrative services fee payable (Note 3)                          75,138
   Shareholder servicing/Distribution fee payable (Note 3)               14,689
   Payable upon return of securities loaned (Note 2)                 66,247,778
   Payable for investments purchased                                  1,223,099
   Payable for fund shares redeemed                                     160,547
   Directors' fee payable                                                 4,408
   Other accrued expenses payable                                       330,543
                                                                   ------------
      Total Liabilities                                              68,260,570
                                                                   ------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                              20,188
   Paid-in capital (Note 6)                                         314,419,130
   Undistributed net investment income                                  625,025
   Accumulated net realized loss on investments and
      foreign currency transactions                                (115,074,440)
   Net unrealized appreciation from investments and
      foreign currency translations                                  40,802,464
                                                                   ------------
      Net Assets                                                   $240,792,367
                                                                   ============
COMMON SHARES
   Net assets                                                      $203,369,768
   Shares outstanding                                                17,046,263
                                                                   ------------
   Net asset value, offering price, and redemption
      price per share                                                    $11.93
                                                                         ======
ADVISOR SHARES
   Net assets                                                      $ 18,230,751
   Shares outstanding                                                 1,532,597
                                                                   ------------
   Net asset value, offering price, and redemption
      price per share                                                    $11.90
                                                                         ======
A SHARES
   Net assets                                                      $ 15,567,693
   Shares outstanding                                                 1,301,256
                                                                   ------------
   Net asset value and redemption price per share                        $11.96
                                                                         ======
   Maximum offering price per share (net asset
      value/(1-5.75%))                                                   $12.69
                                                                         ======
B SHARES
   Net assets                                                      $  1,964,781
   Shares outstanding                                                   166,478
                                                                   ------------
   Net asset value and offering price per share                          $11.80
                                                                         ======
C SHARES
   Net assets                                                      $  1,659,374
   Shares outstanding                                                   141,143
                                                                   ------------
   Net asset value and offering price per share                          $11.76
                                                                         ======

1  Including $62,994,550 of securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                         $2,909,511
   Interest                                                              45,089
   Securities lending                                                    94,906
   Foreign taxes withheld                                              (312,668)
                                                                    -----------
     Total investment income                                          2,736,838
                                                                    -----------
EXPENSES
   Investment advisory fees (Note 3)                                  1,273,200
   Administrative services fees (Note 3)                                210,522
   Shareholder servicing/Distribution fees (Note 3)
     Advisor Class                                                       52,118
     Class A                                                             20,155
     Class B                                                              9,817
     Class C                                                              8,485
   Transfer agent fees (Note 3)                                         328,592
   Custodian fees                                                        76,414
   Printing fees (Note 3)                                                52,228
   Registration fees                                                     29,697
   Audit fees                                                            20,583
   Legal fees                                                            13,118
   Directors' fees                                                        8,258
   Insurance expense                                                      3,358
   Commitment fees (Note 4)                                               3,221
   Miscellaneous expense                                                  6,743
                                                                    -----------
     Total expenses                                                   2,116,509
   Less:  fees waived (Note 3)                                           (4,855)
                                                                    -----------
     Net expenses                                                     2,111,654
                                                                    -----------
       Net investment income                                            625,184
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                13,278,814
   Net realized loss on foreign currency transactions                   (59,787)
   Net change in unrealized appreciation (depreciation)
      from investments                                                6,210,220
   Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                  2,043
                                                                    -----------
   Net realized and unrealized gain from investments and
      foreign currency related items                                 19,431,290
                                                                    -----------
   Net increase in net assets resulting from operations             $20,056,474
                                                                    ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          FOR THE SIX MONTHS
                                                                ENDED            FOR THE YEAR
                                                           APRIL 30, 2005            ENDED
                                                             (UNAUDITED)       OCTOBER 31, 2004
                                                          ------------------   ----------------
FROM OPERATIONS
  Net investment income                                     $     625,184       $   1,619,910
  Net realized gain on investments and foreign
     currency transactions                                     13,219,027          46,197,447
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations           6,212,263         (15,294,499)
                                                            -------------       -------------
   Net increase in net assets resulting from operations        20,056,474          32,522,858
                                                            -------------       -------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                         (1,225,276)         (1,863,058)
   Advisor Class shares                                           (24,355)           (142,157)
   Class A shares                                                 (52,794)           (100,769)
                                                            -------------       -------------
   Net decrease in net assets resulting from dividends         (1,302,425)         (2,105,984)
                                                            -------------       -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                 10,407,114          81,975,079
  Reinvestment of dividends                                     1,257,602           2,030,097
  Net asset value of shares redeemed                          (41,484,441)1      (139,611,505)2
                                                            -------------       -------------
   Net decrease in net assets from capital
      share transactions                                      (29,819,725)        (55,606,329)
                                                            -------------       -------------
  Net decrease in net assets                                  (11,065,676)        (25,189,455)
NET ASSETS
  Beginning of period                                         251,858,043         277,047,498
                                                            -------------       -------------
  End of period                                             $ 240,792,367       $ 251,858,043
                                                            =============       =============
  Undistributed net investment income                       $     625,025       $   1,302,266
                                                            =============       =============

--------------------------------------------------------------------------------
1 Net of $2,784 of redemption fees retained by the Fund.
2 Net of $13,800 of redemption fees retained by the Fund.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                  FOR THE SIX MONTHS
                                         ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2005  ---------------------------------------------------------------
                                      (UNAUDITED)      2004        2003        2002           2001           2000
                                       --------     ---------    --------    --------        -------        -------
PER SHARE DATA
  Net asset value, beginning of period $  11.12     $    9.94    $   8.07    $   9.59        $ 14.98        $ 14.78
                                       --------     ---------    --------    --------        -------        -------
INVESTMENT OPERATIONS
  Net investment income                    0.04          0.071       0.071       0.081          0.12           0.11
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)         0.84          1.19        1.85       (1.59)         (3.05)          0.66
                                       --------     ---------    --------    --------        -------        -------
      Total from investment operations     0.88          1.26        1.92       (1.51)         (2.93)          0.77
                                       --------     ---------    --------    --------        -------        -------
REDEMPTION FEES                            0.002        0.002        0.002         --             --             --
                                       --------     ---------    --------    --------        -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income    (0.07)       (0.08)       (0.05)      (0.01)         (0.12)         (0.08)
  Distributions from net realized gains      --           --           --          --          (2.34)         (0.49)
                                       --------     ---------    --------    --------        -------        -------
      Total dividends and distributions   (0.07)       (0.08)       (0.05)      (0.01)         (2.46)         (0.57)
                                       --------     ---------    --------    --------        -------        -------
NET ASSET VALUE, END OF PERIOD         $  11.93     $  11.12     $   9.94    $   8.07        $  9.59        $ 14.98
                                       ========     ========     ========    ========        =======        =======
      Total return3                        7.88%       12.77%       24.04%     (15.85)%       (23.13)%         4.90%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
      (000s omitted)                   $203,370     $211,788     $222,979    $218,897        $30,657        $85,756
    Ratio of expenses to
      average net assets                   1.59%4       1.60%        1.60%       1.47%          0.95%          0.97%
    Ratio of net investment income
      to average net assets                0.56%4       0.69%        0.84%       0.88%          0.63%          0.65%
    Decrease reflected in above
      operating expense
      ratios due to waivers                0.00%4,5     0.05%        0.09%       0.23%          0.66%          0.48%
  Portfolio turnover rate                    25%          91%         126%        150%           166%           146%

--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.
2  This represents less than $0.01 per share.
3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
4  Annualized.
5  This represents less than 0.01%.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX MONTHS
                                                    ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2005   ------------------------------------
                                                 (UNAUDITED)        2004          2003         20021
                                               --------------     -------        -------     -------
PER SHARE DATA
  Net asset value, beginning of period              $  11.06      $  9.91        $  8.04     $  9.67
                                                    --------      -------        -------     -------
INVESTMENT OPERATIONS
  Net investment income                                 0.01         0.022          0.032       0.042
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                      0.84         1.17           1.85        (1.67)
                                                    --------      -------        -------     -------
      Total from investment operations                  0.85         1.19           1.88        (1.63)
                                                    --------      -------        -------     -------
REDEMPTION FEES                                           --           --             --        0.003
                                                    --------      -------        -------     -------
LESS DIVIDENDS
  Dividends from net investment income                 (0.01)      (0.04)          (0.01)         --
                                                    --------      -------        -------     -------
NET ASSET VALUE, END OF PERIOD                      $  11.90      $ 11.06        $  9.91     $  8.04
                                                    ========      =======        =======     =======
    Total return4                                       7.71%       12.04%         23.49%     (16.96)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $18,231      $20,706        $35,302     $43,395
    Ratio of expenses to average net assets             2.09%5       2.10%          2.10%       1.99%5
    Ratio of net investment income to
     average net assets                                 0.06%5       0.19%          0.38%       0.47%5
    Decrease reflected in above operating
      expense ratios
      due to waivers                                    0.00%5,6     0.05%          0.09%       0.24%5
  Portfolio turnover rate                                 25%          91%           126%        150%

--------------------------------------------------------------------------------
1  For the period December 24, 2001 (inception date) through October 31, 2002.
2 Per share information is calculated using the average shares outstanding method.
3  This represents less than $0.01 per share.
4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total return would have been lower. Total returns for periods less than one year are not annualized.
5  Annualized.
6  This represents less than 0.01%.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE SIX MONTHS
                                                    ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2005   ------------------------------------
                                                 (UNAUDITED)        2004          2003         20021
                                               --------------     -------        -------     -------
PER SHARE DATA
  Net asset value, beginning of period              $  11.14      $  9.97        $  8.07     $  9.77
                                                    --------      -------        -------     -------
INVESTMENT OPERATIONS
  Net investment income                                 0.02         0.052          0.072       0.072
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)        0.84         1.18           1.85       (1.77)
                                                    --------      -------        -------     -------
      Total from investment operations                  0.86         1.23           1.92       (1.70)
                                                    --------      -------        -------     -------
LESS DIVIDENDS
  Dividends from net investment income                 (0.04)      (0.06)          (0.02)         --
                                                    --------      -------        -------     -------
NET ASSET VALUE, END OF PERIOD                         11.96      $ 11.14        $  9.97     $  8.07
                                                    ========      =======        =======     =======
      Total return3                                     7.72%       12.40%         23.88%     (17.32)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $15,568      $15,740        $16,106     $   114
    Ratio of expenses to average net assets             1.84%4       1.85%          1.85%       1.74%4
    Ratio of net investment income to average
       net assets                                       0.31%4       0.44%          0.79%       0.80%4
    Decrease reflected in above operating expense
      ratios due to waivers                             0.00%4,5     0.05%          0.09%       0.24%4
  Portfolio turnover rate                                 25%          91%           126%        150%

--------------------------------------------------------------------------------

1 For the period November 30, 2001 (inception date) through October 31, 2002. 2 Per share information is calculated using the average shares outstanding method.
3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total return would have been lower. Total returns for periods less than one year are not annualized.
4  Annualized.
5  This represents less than 0.01%.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE SIX MONTHS
                                                    ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2005   ------------------------------------
                                                 (UNAUDITED)        2004          2003         20021
                                               --------------     -------        -------     -------
PER SHARE DATA
  Net asset value, beginning of period              $  10.99      $  9.85        $  8.04     $  9.77
                                                    --------      -------        -------     -------
INVESTMENT OPERATIONS
  Net investment loss                                  (0.03)       (0.03)2        (0.01)2     (0.01)2
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)        0.84         1.17           1.82       (1.72)
                                                    --------      -------        -------     -------
      Total from investment operations                  0.81         1.14           1.81       (1.73)
                                                    --------      -------        -------     -------
LESS DIVIDENDS
  Dividends from net investment income                    --           --          (0.00)3        --
                                                    --------      -------        -------     -------
NET ASSET VALUE, END OF PERIOD                      $  11.80      $ 10.99        $  9.85     $  8.04
                                                    ========      =======        =======     =======
    Total return4                                       7.37%       11.57%         22.70%     (17.78)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $1,965      $ 1,979         $2,070      $  175
    Ratio of expenses to average net assets             2.59%5       2.60%          2.60%       2.44%5
    Ratio of net investment loss to average
       net assets                                      (0.44)%5     (0.31)%        (0.09)%     (0.06)%5
    Decrease reflected in above operating expense
      ratios due to waivers                             0.00%5,6     0.05%          0.09%       0.21%5
  Portfolio turnover rate                                 25%          91%           126%        150%

--------------------------------------------------------------------------------

1 For the period November 30, 2001 (inception date) through October 31, 2002. 2 Per share information is calculated using the average shares outstanding method.
3  This represents less than $0.01 per share.
4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total return would have been lower. Total returns for periods less than one year are not annualized.
5  Annualized.
6  This represents less than 0.01%.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX MONTHS
                                                    ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2005   ------------------------------------
                                                 (UNAUDITED)        2004          2003         20021
                                               --------------     -------        -------     -------
PER SHARE DATA
  Net asset value, beginning of period              $  10.95      $  9.81       $   8.00     $  9.77
                                                    --------      -------        -------     -------
INVESTMENT OPERATIONS
  Net investment loss                                  (0.03)       (0.02)2        (0.04)2     (0.04)2
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)        0.84         1.16           1.85       (1.73)
                                                    --------      -------        -------     -------
      Total from investment operations                  0.81         1.14           1.81       (1.77)
                                                    --------      -------        -------     -------
LESS DIVIDENDS
  Dividends from net investment income                    --           --          (0.00)3        --
                                                    --------      -------        -------     -------
NET ASSET VALUE, END OF PERIOD                      $  11.76      $ 10.95       $   9.81     $  8.00
                                                    ========      =======        =======     =======
      Total return4                                     7.40%       11.62%         22.67%     (18.09)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $1,659      $ 1,645       $    591     $   100
    Ratio of expenses to average net assets             2.59%5       2.60%          2.60%       2.53%5
    Ratio of net investment loss to average
      net assets                                       (0.44)%5     (0.31)%        (0.43)%     (0.49)%5
    Decrease reflected in above operating expense
      ratios due to waivers                             0.00%5,6     0.05%          0.09%       0.24%5
  Portfolio turnover rate                                 25%          91%           126%        150%

--------------------------------------------------------------------------------

1  For the period November 30, 2001 (inception date) through October 31, 2002.
2 Per share information is calculated using the average shares outstanding method.
3  This represents less than $0.01 per share.
4 Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total return would have been lower. Total returns for periods less than one year are not annualized.
5  Annualized.
6  This represents less than 0.01%.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse International Focus Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated in the State of Maryland on October 24, 1997.

   The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any,

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2005, the Fund had no open forward foreign currency contracts.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's security lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $759,927, of which $621,780 was rebated to borrowers (brokers). The Fund retained $94,906 from the cash collateral investment, and SSB, as lending agent, was paid $43,241. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   J) OTHER -- The Fund invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2005, investment advisory fees earned and voluntarily waived were $1,273,200 and $4,855, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia"), affiliates of CSAM, are sub-investment advisers to the Fund (the "sub-advisor"). CSAM U.K., and CSAM Australiasub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund. Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Japan"), an affiliate of CSAM, was previously a sub-investment adviser to the Fund. As of December 3, 2004, CSAM Japan no longer serves as sub-investment adviser to the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Fund. For the six months ended April 30, 2005, co-administrative services fees earned by CSAMSI were $127,320.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $83,202.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets, and such fees are currently calculated at an annual rate of 0.50% of average daily net assets. For Class A shares the fees are calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of the average daily net assets. Common Class shares do not bear distribution fees.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2005, the Fund reimbursed CSAM $229,177, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2005, CSAMSI and its affiliates advised the Fund that they retained $13 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid $10,882 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005 and during the six months ended April 30, 2005, the Fund had no borrowings under the Credit Facility.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $61,473,642 and $88,846,495, respectively.

   At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $264,725,175, $44,446,280, ($3,713,219) and
$40,733,061, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

                                                    COMMON CLASS
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)        OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    Shares         Value         Shares         Value
                                 -----------   ------------   -----------   ------------
Shares sold                          521,046   $  6,258,115     4,944,280   $ 50,627,991
Shares issued in reinvestment
  of dividends                        97,756      1,183,831       169,392      1,793,859
Shares redeemed                   (2,626,389)   (31,543,884)   (8,482,036)   (88,357,766)
                                 -----------   ------------   -----------   ------------
Net decrease                      (2,007,587)  $(24,101,938)   (3,368,364)  $(35,935,916)
                                 ===========   ============   ===========   ============
                                                    ADVISOR CLASS
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)        OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    Shares        Value        Shares        Value
                                 -----------   ------------   -----------   ------------
Shares sold                          119,736   $  1,420,441     2,257,594    $23,687,226
Shares issued in reinvestment
  of dividends                         2,014         24,354        13,412        142,037
Shares redeemed                     (461,222)    (5,562,883)   (3,962,701)   (41,920,922)
                                 -----------   ------------   -----------   ------------
Net decrease                        (339,472)  $ (4,118,088)   (1,691,695)  $(18,091,659)
                                 ===========   ============   ===========   ============

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

                                                          CLASS A
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)        OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    Shares        Value        Shares        Value
                                 -----------   ------------   -----------   ------------
Shares sold                          201,601   $  2,434,626       569,555   $  5,861,142
Shares issued in reinvestment
  of dividends                         4,067         49,417         8,853         94,201
Shares redeemed                     (317,979)    (3,821,830)     (780,802)    (8,135,679)
                                 -----------   ------------   -----------   ------------
Net decrease                        (112,311)  $ (1,337,787)     (202,394)  $ (2,180,336)
                                 ===========   ============   ===========   ============
                                                          CLASS B
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)        OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    Shares        Value        Shares        Value
                                 -----------   ------------   -----------   ------------
Shares sold                           15,126   $    182,613        35,679   $    380,543
Shares issued in reinvestment
  of dividends                            --             --            --             --
Shares redeemed                      (28,713)      (337,617)      (65,731)      (693,416)
                                 -----------   ------------   -----------   ------------
Net decrease                         (13,587)  $   (155,004)      (30,052)  $   (312,873)
                                 ===========   ============   ===========   ============
                                                          CLASS C
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)        OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    Shares        Value        Shares        Value
                                 -----------   ------------   -----------   ------------
Shares sold                            9,342   $    111,319       137,496   $  1,418,177
Shares issued in reinvestment
  of dividends                            --             --            --             --
Shares redeemed                      (18,505)      (218,227)      (47,378)      (503,722)
                                 -----------   ------------   -----------   ------------
Net increase (decrease)               (9,163)  $   (106,908)       90,118   $    914,455
                                 ===========   ============   ===========   ============

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

   On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares for each class of the Fund was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------        ----------------------
            Common Class             2                        39%
            Advisor Class            1                        98%
            Class A                  2                        50%
            Class B                  1                        23%
            Class C                  1                        80%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

   In approving the Investment Advisory Agreement with CSAM (the "Advisory Agreement"), and the Sub-Investment Advisory Agreements with CSAM U.K. and CSAM Australia (the "Sub-Advisory Agreements"), the Board of Directors of the Fund, including all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("the Independent Directors"), considered the following factors:

   Investment Advisory Fee Rates
   -----------------------------

   The Board reviewed and considered the contractual advisory fee rates of 1.00% paid by the Fund (the "Contractual Advisory Fee"), to CSAM in light of the extent and quality of the advisory services provided by CSAM or either Sub-Adviser. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.95% after taking waivers and reimbursements into account (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time. In addition, the Board noted that the compensation paid to CSAM U.K. and CSAM Australia is paid by CSAM, not the Fund, and, accordingly, that the retention of CSAM U.K. and CSAM Australia does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

   Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

   Nature, Extent and Quality of the Services under the Advisory and
   -----------------------------------------------------------------
Sub-Advisory Agreements
-----------------------

   The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by CSAM under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM and the Sub-Advisers. The Board reviewed background information about CSAM and the Sub-Advisers, including their Form ADVs. The Board considered the background and experience of CSAM's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Fund by, both senior personnel of CSAM and the Sub-Advisers. With respect to the Sub-Advisers,

CREDIT SUISSE INTERNATIONAL FOCUS FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

the Board also considered the particular expertise of CSAM U.K. and CSAM Australia in managing the types of global investments which the Fund makes. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

   In approving the Sub-Advisory Agreements, the Board also considered the benefits to the Fund of retaining CSAM's United Kingdom and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K. and CSAM Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Fund to obtain best price and execution on trades in international markets.

   Fund Performance
   ----------------

   The Board received and considered the one, three and five-year performance of the Fund, along with comparisons, for all presented periods, both to the Peer Group and the Universe for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

   The Board reviewed information comparing the performance of the Fund to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

   CSAM Profitability
   ------------------

   The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

   Economies of Scale
   ------------------

   The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly,

CREDIT SUISSE INTERNATIONAL FOCUS FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

   Other Benefits to CSAM and the Sub-Advisers
   -------------------------------------------

   The Board considered other benefits received by CSAM, the Sub-Advisers and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of CSAM and the Sub-Advisers and benefits potentially derived from an increase in CSAM's and the Sub-Advisers' businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by CSAM, the Sub-Advisers and their affiliates).

   The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's and the Sub-Advisers' method for allocating portfolio investment opportunities between the Fund and other advisory clients.

   Conclusions
   -----------

   In selecting CSAM and the Sub-Advisers, and approving the Advisory Agreement, the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

   o the Contractual Advisory Fee and the Net Advisory Fee were slightly above the median of its Peer Group.

   o recognizing that the Fund's one, three and five-year performance lagged that of its Peer Group, the Board directed CSAM to suggest a means to improve performance. CSAM subsequently advised the Board that changes in the Fund are under review in order to address underperformance.

   o aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by CSAM and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by CSAM under the

CREDIT SUISSE INTERNATIONAL FOCUS FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to mutual funds by other investment advisers and sub-advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

   o in light of the costs of providing investment management and other services to the Fund and CSAM's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

   o CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

   o in light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

   No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory and Sub-Advisory Agreements. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

[ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       INT-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse International Focus Fund, Inc.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005